Other payables (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Payment Plan CAMMESA [member]
IfrsStatementLineItems [Line Items]
Fair value liabilities	$ 131,490	$ 130,632